Summary of Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2018
Accounting Policies [Abstract]
Basis of presentation

(a) Basis of presentation: The accompanying interim condensed consolidated financial statements are unaudited, but, in the opinion of management, reflect all adjustments for a fair statement of Navios Midstream’s condensed consolidated financial position, statements of operations and cash flows for the periods presented. Adjustments consist of normal, recurring entries. The yearend condensed balance sheet data was derived from audited financial statements, but does not include all disclosure required by accounting principles generally accepted in the United States of America (“GAAP”). The results of operations for the interim periods are not necessarily indicative of results for the full year. The footnotes are condensed as permitted by the requirements for interim financial statements and accordingly, do not include information and disclosures required under GAAP for complete financial statements. These interim financial statements should be read in conjunction with the Company’s consolidated financial statements and notes included in Navios Midstream’s 2017 Annual Report filed on Form 20-F with the U.S. Securities and Exchange Commission.

Principles of consolidation

(b) Principles of consolidation: The accompanying interim condensed consolidated financial statements include the accounts of Navios Midstream, a Marshall Islands corporation, and its subsidiaries that are all 100% owned. All significant intercompany balances and transactions have been eliminated in the condensed consolidated statements.

Restricted Cash

(c) Restricted Cash: Restricted cash was $0 and $10,000 as of June 30, 2018 and December 31, 2017, respectively, and was held as required by certain provisions of Navios Midstream’s credit facility.

The following table provides a reconciliation of cash, cash equivalents and restricted cash to amounts reported within the condensed consolidated balance sheet:

Reconciliation of cash, cash equivalents and restricted cash:	June 30, 2018	December 31, 2017
Current assets:
Cash and cash equivalents	$21,731	$27,086
Restricted cash	—	10,000
Total cash, cash equivalents and restricted cash	$21,731	$37,086

Revenue recognition

(d) Revenue recognition: On January 1, 2018, the Company adopted the provisions of ASC 606, Revenue from Contracts with Customers (ASC 606). The guidance provides a unified model to determine how revenue is recognized. In doing so, the Company makes judgments including identifying performance obligations in the contract, estimating the amount of variable consideration to include in the transaction price, and allocating the transaction price to each performance obligation. Revenue is recognized when (or as) the Company transfers promised goods or services to its customers in amounts that reflect the consideration to which the company expects to be entitled to in exchange for those goods or services, which occurs when (or as) the Company satisfies its contractual obligations and transfers control of the promised goods or services to its customers. Revenues are recognized to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. In determining the appropriate amount of revenue to be recognized as it fulfills its obligations under its agreements, the Company performs the following steps: (i) identification of the promised goods or services in the contract; (ii) determination of whether the promised goods or services are performance obligations, including whether they are distinct in the context of the contract; (iii) measurement of the transaction price, including the constraint on variable consideration; (iv) allocation of the transaction price to the performance obligations based on estimated selling prices; and (v) recognition of revenue when (or as) the Company satisfies each performance obligation. The Company’s contract revenues consist of revenues from time chartering and pooling arrangements. Upon adoption of ASC 606, the timing and recognition of earnings from the pool arrangements and time charter contracts to which the Company is party did not change significantly from previous practice.

Revenues from time chartering of vessels are accounted for as operating leases and are therefore recognized on a straight-line basis as the average revenue over the rental periods of such charter agreements, as service is performed. A time charter involves placing a vessel at the charterers’ disposal for a period of time during which the charterer uses the vessel in return for the payment of a specified daily hire rate. Under time charters, operating costs such as for crews, maintenance and insurance are typically paid by the owner of the vessel. Revenues from time chartering of vessels amounted to $11,606 and $11,033 for the three month periods ended June 30, 2018 and 2017, respectively. Revenues from time chartering of vessels amounted to $23,085 and $27,411 for the six month periods ended June 30, 2018 and 2017, respectively.

For vessels operating in pooling arrangements, the Company earns a portion of total revenues generated by the pool, net of expenses incurred by the pool. The amount allocated to each pool participant vessel, including the Company’s vessels, is determined in accordance with an agreed-upon formula, which is determined by margins awarded to each vessel in the pool based on the vessel’s age, design and other performance characteristics. Accordingly, the Company accounts for its agreements with commercial pools as variable rate operating leases. For the pools in which the Company participates, management monitors, among other things, the relative proportion of the Company’s vessels operating in each of the pools to the total number of vessels in each of the respective pools, and assesses whether or not the Company’s participation interest in each of the pools is sufficiently significant so as to determine that the Company has effective control of the pool.

Profit-sharing revenues are calculated at an agreed percentage of the excess of the charterer’s average daily income (calculated on a quarterly, half-yearly or annually basis) over an agreed amount and accounted for on an accrual basis based on provisional amounts and for those contracts that provisional accruals cannot be made due to the nature of the profit share elements, these are accounted for or when such revenue becomes determinable.

Revenue from vessels operating in pooling and profit sharing arrangements amounted $3,470 and $3,401 for the three month periods ended June 30, 2018 and 2017, respectively. Revenue from vessels operating in pooling and profit sharing arrangements amounted $6,903 and $6,968 for the six month periods ended June 30, 2018 and 2017, respectively.

Revenue from backstop agreements: For more information on revenue from backstop agreements, please refer to Note 8. Revenue from backstop agreements amounted to $5,714 and $4,075 for the three month periods ended June 30, 2018 and 2017, respectively.  Revenue from backstop agreements amounted to $10,581 and $5,231 for the six month periods ended June 30, 2018 and 2017, respectively.

Revenues are recorded net of address commissions. Address commissions represent a discount provided directly to the charterers based on a fixed percentage of the agreed upon charter. Since address commissions represent a discount (sales incentive) on services rendered by the Company and no identifiable benefit is received in exchange for the consideration provided to the charterer, these commissions are presented as a reduction of revenue.

For the six month period ended June 30, 2018, customers representing 10% or more of our total revenue were Dalian Ocean Shipping Co. Ltd. (“Cosco Dalian”), a Chinese state-owned enterprise, VL8 Pool Inc. (“VL8”) and SK Shipping Company Limited (“SK Shipping”) that accounted for 43.5%, 17.0% and 13.4%, respectively, of our revenue. For the year ended December 31, 2017, our customers representing 10% or more of our total revenue were Cosco Dalian and VL8 that accounted for 44.7% and 15.1%, respectively, of our revenue.

Adoption of new accounting standars

Adoption of new accounting standards

On January 1, 2018, the Company adopted ASU No. 2014-09, “Revenue from Contracts with Customers” and the related amendments (“ASC 606” or “the new revenue standard”) using the modified retrospective method, requiring to recognize the cumulative effect of adopting this guidance as an adjustment to the 2018 opening balance of retained earnings and not retrospectively adjusting prior periods.

Under the new guidance, there is a five-step model to apply to revenue recognition. The five-steps consist of: (1) determination of whether a contract, an agreement between two or more parties that creates legally enforceable rights and obligations, exists; (2) identification of the performance obligations in the contract; (3) determination of the transaction price; (4) allocation of the transaction price to the performance obligations in the contract; and (5) recognition of revenue when (or as) the performance obligation is satisfied.

As a result of adoption, there was no cumulative impact to the Company’s retained earnings at January 1, 2018. The comparative information has not been restated and continues to be reported under the accounting standards in effect for those periods. The Company expects the impact of the adoption of the new standard to be immaterial to its net income on an ongoing basis.

In August 2016, the FASB issued Accounting Standards Update No. 2016-15, “Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments” (“ASU 2016-15”). This Update addresses eight specific cash flow issues with the objective of reducing the existing diversity in practice. The Company adopted the new guidance on January 1, 2018 and it did not have a material impact on the consolidated results of operations, financial condition, or cash flows.

In January 2017, FASB issued ASU 2017-01, “Business Combinations” to clarify the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisition (or disposals) of assets or businesses. Under current implementation guidance the existence of an integrated set of acquired activities (inputs and processes that generate outputs) constitutes an acquisition of business. This ASU provides a screen to determine when a set of assets and activities does not constitute a business. The screen requires that when substantially all of the fair value of the gross assets acquired (or disposed of) is concentrated in a single identifiable asset or a group of similar identifiable assets, the set is not a business. This update is effective for public entities with reporting periods beginning after December 15, 2017, including interim periods within those years. The amendments of this ASU should be applied prospectively on or after the effective date. The Company adopted the requirements of ASU 2017-01 effective beginning on January 1, 2018. The adoption of this ASU did not have a material effect on the Company’s consolidated financial statements, results of operations and cash flows.

On January 1, 2018 the Company adopted ASU 2016-18, “Restricted Cash” (“ASU 2016-18”), which updated ASC Topic 230, “Statement of Cash Flows.” ASU 2016-18 required companies to include restricted cash and restricted cash equivalents with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The adoption of this standard resulted in a decrease in net cash used in financing activities of $10,000 for the six months ended June 30, 2017 (no restricted cash as of June 30, 2018).

Recent Accounting Pronouncements

In February 2016, the FASB issued ASU 2016-02, “Leases (Topic 842)” (“ASU 2016-02”). ASU 2016-02 will apply to both types of leases – capital (or finance) leases and operating leases. According to the new Accounting Standard, (a) lessees will be required to recognize assets and liabilities on the balance sheet for the rights and obligations created by all leases with terms of more than 12 months and (b) previous accounting standards for lessors will be updated to align certain requirements with the updates to lessee accounting standards and the revenue recognition accounting standards. ASU 2016 – 02 is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early application is permitted. In July 2018, the FASB issued ASU 2018-10, Codification Improvements to Topic 842 Leases (“ASU 2018-10”). The amendments in ASU 2018-10 affect narrow aspects of the guidance issued in the amendments in ASU 2016-02. The amendments in this Update affect the amendments in Update 2016-02, which are not yet effective, but for which early adoption upon issuance is permitted. For entities that early adopted Topic 842, the amendments are effective upon issuance of this Update, and the transition requirements are the same as those in Topic 842. For entities that have not adopted Topic 842, the effective date and transition requirements will be the same as the effective date and transition requirements in Topic 842. In addition, in July 2018, the FASB issued ASU 2018-11, Targeted Improvements to Topic 842 Leases (“ASU 2018-11). The improvements in ASU 2018-11 provide for (a) an optional new transition method for adoption that results in initial recognition of a cumulative effect adjustment to retained earnings in the year of adoption and (b) a practical expedient for lessors, under certain circumstances, to combine the lease and non-lease components of revenues for presentation purposes. The Company intends to apply the alternative transition method, which is consistent, in application, with the approach the Company has elected under the revenue accounting standards update, and intends to elect the practical expedient for lessors with regards to the contracts for its vessels, for presentation purposes. The Company’s adoption, and the ultimate effect on the consolidated financial statements, will be based on an evaluation of the contract-specific facts and circumstances. The Company does not expect any changes to the timing of revenue recognition for the current contracts with customers. The Company is currently assessing the impact that adopting this new accounting guidance will have on its consolidated financial statements and footnotes disclosures.